Commitments and contingencies (Details) - GBP (£)	Dec. 31, 2021	Dec. 31, 2020
Contractual obligations [Abstract]
Lease liabilities - existing	£ 43,760,000	£ 45,737,000
Lease liabilities - contingent	1,122,000	6,566,000
Manufacturing	1,108,000	3,324,000
Capital commitments	75,000	77,000
Total contractual obligations	46,065,000	55,704,000
Contingent liability	1,122,000	6,566,000
Less than 1 year [Member]
Contractual obligations [Abstract]
Lease liabilities - existing	2,947,000	3,529,000
Lease liabilities - contingent	57,000	0
Manufacturing	919,000	2,824,000
Capital commitments	75,000	77,000
Total contractual obligations	3,998,000	6,430,000
1-3 years [Member]
Contractual obligations [Abstract]
Lease liabilities - existing	5,407,000	5,322,000
Lease liabilities - contingent	840,000	2,254,000
Manufacturing	189,000	500,000
Capital commitments	0	0
Total contractual obligations	6,436,000	8,076,000
3-5 years [Member]
Contractual obligations [Abstract]
Lease liabilities - existing	4,959,000	4,286,000
Lease liabilities - contingent	225,000	2,471,000
Manufacturing	0	0
Capital commitments	0	0
Total contractual obligations	5,184,000	6,757,000
More than 5 years [Member]
Contractual obligations [Abstract]
Lease liabilities - existing	30,447,000	32,600,000
Lease liabilities - contingent	0	1,841,000
Manufacturing	0	0
Capital commitments	0	0
Total contractual obligations	£ 30,447,000	£ 34,441,000